UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Texas Treasury Safekeeping Trust Company
Address: 	208 E. 10th Street 4th Floor
		Austin, TX  78701

13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Brandon M. Duck
Title:	Compliance Officer
Phone:	512-936-6893

Signature, Place, and Date of Signing:

/s/	Brandon M. Duck    Austin, TX      August 14, 2002

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number	Name

28-05835		Chicago Equity Partners, LLC
28-4211			Enhanced Investment Technologies, Inc.
28-03706		Equinox Capital Management LLC
28-694			J.P. Morgan Investment, Inc.
28-1944			John A. Levin & Co. Inc.
28-04968		MFS Institutional Advisors, Inc.
28-10235		Palladium Capital Management
28-			Biscayne Advisors, Inc.
28-06251		Travelers Investment Management Company
28-03157		Valenzuela Capital Partners LLC
28-03671		Davis Hamilton Jackson & Associates
28-05840		Vaugh, Nelson, Scarbrough & McCullough, L.P.